Derivative financial instruments and hedge accounting - Effects recognized in other operating profit (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ (352)	€ 478	€ (1,736)
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	26	6	275
Other derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ (378)	€ 472	€ (2,011)